Variable Interest Entities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	$ 2,380,000,000		$ 2,686,000,000
Securitized Transition Assets	2,072,000,000		2,373,000,000
Percentage Ownership of "Allegheny Series" by a Nonaffiliated Company	100.00%
Protected Cell Of Energy Insurance Services, Inc. [Member]
Variable Interest Entities (Textuals) [Abstract]
Insurance Premium Expense to Protected Cell	32,000,000		31,000,000		32,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Current Assets [Member]
ASSETS
Assets	149,000,000		143,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0		0
Protected Cell Of Energy Insurance Services, Inc. [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	2,000,000		3,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Total Assets [Member]
ASSETS
Assets	151,000,000		146,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	44,000,000		39,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	62,000,000		66,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	45,000,000		41,000,000
Protected Cell Of Energy Insurance Services, Inc. [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	151,000,000		146,000,000
Transource Energy [Member]
Variable Interest Entities (Textuals) [Abstract]
Proceeds from Partnership Contribution	23,000,000		3,000,000
Transource Energy [Member] | Current Assets [Member]
ASSETS
Assets	2,000,000
Transource Energy [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	98,000,000
Transource Energy [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	4,000,000
Transource Energy [Member] | Total Assets [Member]
ASSETS
Assets	104,000,000
Transource Energy [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	21,000,000
Transource Energy [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	55,000,000
Transource Energy [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	28,000,000
Transource Energy [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	104,000,000
AEP Credit, Inc. [Member]
Variable Interest Entities (Textuals) [Abstract]
Minimum Percentage of Equity AEP Provides	5.00%
Percentage Of Short Term Borrowing Needs In Excess Of Third Party Financings	20.00%
AEP Credit, Inc. [Member] | Current Assets [Member]
ASSETS
Assets	980,000,000		935,000,000
AEP Credit, Inc. [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0		0
AEP Credit, Inc. [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	0		1,000,000
AEP Credit, Inc. [Member] | Total Assets [Member]
ASSETS
Assets	980,000,000		936,000,000
AEP Credit, Inc. [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	894,000,000		827,000,000
AEP Credit, Inc. [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0		1,000,000
AEP Credit, Inc. [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	86,000,000		108,000,000
AEP Credit, Inc. [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	980,000,000		936,000,000
PATH West Virginia Transmission Co, LLC [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	19,000,000		19,000,000
Maximum Exposure	19,000,000		19,000,000
PATH West Virginia Transmission Co, LLC [Member] | Retained Earnings [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	2,000,000		6,000,000
Maximum Exposure	2,000,000		6,000,000
PATH West Virginia Transmission Co, LLC [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	21,000,000		25,000,000
Maximum Exposure	21,000,000		25,000,000
Dolet Hills Lignite Co, LLC [Member] | Advance Due to Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	56,000,000		0
Maximum Exposure	56,000,000		0
Dolet Hills Lignite Co, LLC [Member] | SWEPCo's Guarantee Of Debt [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	0		0
Maximum Exposure	48,000,000		61,000,000
AEP Texas Central Transition Funding Co [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	1,800,000,000		2,000,000,000
Securitized Transition Assets	1,600,000,000		1,900,000,000
AEP Texas Central Transition Funding Co [Member] | Current Assets [Member]
ASSETS
Assets	239,000,000		232,000,000
AEP Texas Central Transition Funding Co [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0		0
AEP Texas Central Transition Funding Co [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	1,654,000,000	[1]	1,918,000,000	[2]
Variable Interest Entities (Textuals) [Abstract]
Unearned Revenue	75,000,000		82,000,000
AEP Texas Central Transition Funding Co [Member] | Total Assets [Member]
ASSETS
Assets	1,893,000,000		2,150,000,000
AEP Texas Central Transition Funding Co [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	322,000,000		312,000,000
AEP Texas Central Transition Funding Co [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,553,000,000		1,820,000,000
AEP Texas Central Transition Funding Co [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	18,000,000		18,000,000
AEP Texas Central Transition Funding Co [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,893,000,000		2,150,000,000
Great Plains Energy Inc. [Member] | Transource Energy [Member]
Variable Interest Entities (Textuals) [Abstract]
Equity and Voting Ownership Percentage	13.50%
Appalachian Power Co [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Net Loans (Borrowings) to/from Utility Money Pool	48,519,000		92,485,000
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	367,606,000		380,282,000
Securitized Transition Assets	350,170,000		369,355,000
Appalachian Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings to Affiliates [Abstract]
Billings from VIE	216,470,000		174,393,000		195,176,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	216,470,000		174,393,000		195,176,000
Appalachian Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	30,692,000		20,191,000
Maximum Exposure	30,692,000		20,191,000
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	368,000,000		380,000,000
Securitized Transition Assets	350,000,000		369,000,000
Unearned Revenue	4,000,000		4,000,000
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Current Assets [Member]
ASSETS
Assets	18,099,000		5,891,000
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	358,264,000	[3]	378,029,000	[3]
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Total Assets [Member]
ASSETS
Assets	376,363,000		383,920,000
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	26,809,000		14,000,000
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	347,652,000		368,018,000
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,902,000		1,902,000
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	376,363,000		383,920,000
Indiana Michigan Power Co [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Net Loans (Borrowings) to/from Utility Money Pool	(129,020,000)		55,863,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Capital lease Payments made	109,000,000		153,000,000		127,000,000
Variable Interest Entities (Textuals) [Abstract]
Payments Made by I&M to DCC Fuel	109,000,000		153,000,000		127,000,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Current Assets [Member]
ASSETS
Assets	97,361,000		117,762,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	158,121,000		156,820,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	79,705,000		60,450,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Total Assets [Member]
ASSETS
Assets	335,187,000		335,032,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	86,026,000		107,815,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	249,161,000		227,217,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0		0
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	335,187,000		335,032,000
Indiana Michigan Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings to Affiliates [Abstract]
Billings from VIE	133,194,000		119,343,000		127,232,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	133,194,000		119,343,000		127,232,000
Indiana Michigan Power Co [Member] | Billings from AEP Generating Company [Member]
Billings to Affiliates [Abstract]
Billings from VIE	268,337,000		251,518,000		238,865,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	268,337,000		251,518,000		238,865,000
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	22,480,000		12,864,000
Maximum Exposure	22,480,000		12,864,000
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	20,031,000		23,916,000
Maximum Exposure	20,031,000		23,916,000
Ohio Power Co [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Net Loans (Borrowings) to/from Utility Money Pool	312,473,000		339,070,000
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	232,467,000		267,403,000
Securitized Transition Assets	109,999,000		131,582,000
Ohio Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings to Affiliates [Abstract]
Billings from VIE	168,956,000		255,485,000		277,232,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	168,956,000		255,485,000		277,232,000
Ohio Power Co [Member] | Billings from AEP Generating Company [Member]
Billings to Affiliates [Abstract]
Billings from VIE	0		148,459,000		203,582,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	0		148,459,000		203,582,000
Ohio Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	24,695,000		31,425,000
Maximum Exposure	24,695,000		31,425,000
Ohio Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	0		12,810,000
Maximum Exposure	0		12,810,000
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member]
Variable Interest Entities (Textuals) [Abstract]
Securitization Bonds	232,000,000		267,000,000
Securitized Transition Assets	110,000,000		132,000,000
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Current Assets [Member]
ASSETS
Assets	32,676,000		23,198,000
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	209,922,000	[4]	251,409,000	[4]
Variable Interest Entities (Textuals) [Abstract]
Unearned Revenue	97,000,000		116,000,000
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Total Assets [Member]
ASSETS
Assets	242,598,000		274,607,000
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	47,099,000		36,470,000
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	194,162,000		236,800,000
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1,337,000		1,337,000
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	242,598,000		274,607,000
Public Service Co Of Oklahoma [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Net Loans (Borrowings) to/from Utility Money Pool	(154,249,000)		(36,772,000)
Public Service Co Of Oklahoma [Member] | Billings from AEP Service Corporation [Member]
Billings to Affiliates [Abstract]
Billings from VIE	101,421,000		85,974,000		89,199,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	101,421,000		85,974,000		89,199,000
Public Service Co Of Oklahoma [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	15,338,000		10,596,000
Maximum Exposure	15,338,000		10,596,000
Southwestern Electric Power Co [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Net Loans (Borrowings) to/from Utility Money Pool	41,033,000		(9,180,000)
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Billings to Affiliates [Abstract]
Billings from VIE	151,000,000		155,000,000		147,000,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	151,000,000		155,000,000		147,000,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Current Assets [Member]
ASSETS
Assets	67,981,000		66,478,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	145,491,000		157,274,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	51,578,000		51,211,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Total Assets [Member]
ASSETS
Assets	265,050,000		274,963,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	36,286,000		32,812,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	228,349,000		241,673,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	415,000		478,000
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	265,050,000		274,963,000
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Net Loans (Borrowings) to/from Utility Money Pool	56,000,000
Billings to Affiliates [Abstract]
Billings from VIE	56,000,000		60,000,000		77,000,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	56,000,000		60,000,000		77,000,000
Percentage of VIE Sales of Lignite Produced	50.00%
Percentage of DHLCs Debt Guaranteed by Each SWEPCo and CLECO	50.00%
Percentage of Management Fee Received by SWEPCo from DHLC	100.00%
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	7,643,000		7,643,000
Maximum Exposure	7,643,000		7,643,000
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Retained Earnings [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	3,819,000		1,600,000
Maximum Exposure	3,819,000		1,600,000
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | SWEPCo's Guarantee Of Debt [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	0		0
Maximum Exposure	104,334,000	[5]	61,348,000
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	11,462,000		9,243,000
Maximum Exposure	115,796,000		70,591,000
Southwestern Electric Power Co [Member] | Billings from AEP Service Corporation [Member]
Billings to Affiliates [Abstract]
Billings from VIE	140,286,000		125,441,000		136,642,000
Variable Interest Entities (Textuals) [Abstract]
Billings from VIE	140,286,000		125,441,000		136,642,000
Southwestern Electric Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
As Reported on the Balance Sheet	20,772,000		13,520,000
Maximum Exposure	$ 20,772,000		$ 13,520,000
AEP Generating Co [Member] | Rockport Generating Plant (Unit No. 1) [Member]
Variable Interest Entities (Textuals) [Abstract]
Jointly Owned Utility Plant, Proportionate Ownership Share	50.00%
AEP Generating Co [Member] | Rockport Generating Plant (Unit No. 2) [Member]
Variable Interest Entities (Textuals) [Abstract]
Percentage Interest in Rockport Plant Unit 2 Lease	50.00%
AEP Generating Co [Member] | Lawrenceburg Generating Station [Member]
Variable Interest Entities (Textuals) [Abstract]
Jointly Owned Utility Plant, Proportionate Ownership Share	100.00%
Cleco Power, LLC [Member]
Variable Interest Entities (Textuals) [Abstract]
Percentage of VIE Sales of Lignite Produced	50.00%
Transource Energy [Member]
Variable Interest Entities (Textuals) [Abstract]
Equity and Voting Ownership Percentage	86.50%

[1]	Includes an intercompany item eliminated in consolidation of $75 million.
[2]	(a)Includes an intercompany item eliminated in consolidation of $82 million.
[3]	(a)Includes an intercompany item eliminated in consolidation as of December 31, 2014 and 2013 of $4 million and $4 million, respectively.
[4]	(a)Includes an intercompany item eliminated in consolidation as of December 31, 2014 and 2013 of $97 million and $116 million, respectively.
[5]	(a)Includes affiliate advances due to Parent related to participation in the Utility Money Pool of $56 million in 2014.